CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2023	2022
	U.S. dollars in thousands
Cash in bank	5,569	13,323
Short-term bank deposits	—	6,645
	5,569	19,968